Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - Exito Group [Member] - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	$ 253,085	$ 197,692
Deferred tax liabilities	(304,235)	(156,098)
Colombia [Member]
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	156,927	113,373
Deferred tax liabilities
Uruguay [Member]
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	96,158	84,319
Deferred tax liabilities
Argentina [Member]
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets
Deferred tax liabilities	$ (304,235)	$ (156,098)